Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Diluted Weighted Average Common Shares Outstanding	5,991,041	5,340,000
Diluted Loss per Common Share	$ (0.25)	$ (0.35)
Class A
Diluted Weighted Average Common Shares Outstanding			5,340,000	4,990,000
Diluted Loss per Common Share			$ (1.48)	$ (1.28)